Segments - Non current assets by country (Details) $ in Millions		12 Months Ended
		Dec. 31, 2019 USD ($) Countries	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of geographical areas [line items]
Non-current assets	[1]	$ 82,133	$ 77,797	$ 74,809
Minimum [member]
Disclosure of geographical areas [line items]
Number of countries with operating units | Countries		30
Norway [member]
Disclosure of geographical areas [line items]
Non-current assets		$ 40,292	$ 34,952	$ 34,588
Percentage of entity's revenue		75.00%	75.00%	74.00%
USA [member]
Disclosure of geographical areas [line items]
Non-current assets		$ 17,776	$ 19,409	$ 19,267
Percentage of entity's revenue		18.00%	18.00%	17.00%
Brazil [member]
Disclosure of geographical areas [line items]
Non-current assets		$ 8,724	$ 7,861	$ 4,584
UK [member]
Disclosure of geographical areas [line items]
Non-current assets		5,657	4,588	4,222
Canada [member]
Disclosure of geographical areas [line items]
Non-current assets		1,672	1,546	1,715
Azerbaijan [member]
Disclosure of geographical areas [line items]
Non-current assets		1,598	1,452	1,472
Angola [member]
Disclosure of geographical areas [line items]
Non-current assets		1,564	1,874	2,888
Denmark [member]
Disclosure of geographical areas [line items]
Non-current assets		984	407	266
Tanzania [member]
Disclosure of geographical areas [line items]
Non-current assets		964	957	960
Algeria [member]
Disclosure of geographical areas [line items]
Non-current assets		915	986	1,114
Other countries [Member]
Disclosure of geographical areas [line items]
Non-current assets		$ 1,986	$ 3,764	$ 3,732

[1]	1) Excluding deferred tax assets, pension assets and non-current financial assets.